Employee Benefit Plans - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Estimated fair value of cash obligation			$ 2,300,000	$ 1,302,000
Increase in fair value of ESOP shares			$ 317,000
Number of shares held by ESOP	124,132		113,306
Unallocated shares	0		0
Plan released shares committed	11,361		10,826
Fair value of shares committed to be released	$ 266,000			284,000,000
Number of shares repurchased from ESOP			8,211
Repurchased shares from ESOP			$ 167,000
Contributions to ESOP	330,000	$ 178,000	936,000	645,000	$ 474,000
Administrative expenses related to ESOP	$ 10,000	$ 0	$ 41,000	$ 16,000	$ 24,000